Document and Entity Information	Oct. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2024
Entity File Number	001-36297
Entity Registrant Name	Revance Therapeutics, Inc.
Entity Central Index Key	0001479290
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0551645
Entity Address, Address Line One	1222 Demonbreun Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	724-7755
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RVNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false